Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	June 30,	December 31,
	2024	2023
Operating lease right-of-use assets	$525	$646

Operating lease liability, current	$(271)	$(256)
Operating lease liability, noncurrent	(290)	(428)
Total operating lease liabilities	$(561)	$(684)
Supplemental balance sheet information related to leases was as follows:
	December 31, 2023	December 31, 2022
Operating lease right-of-use asset	$646	$873

Operating lease liability, current	$(256)	$(228)
Operating lease liability, noncurrent	(428)	(683)
Total operating lease liabilities	$(684)	$(911)

Schedule of Future Maturities of Operating Lease Liabilities	Future maturities of operating lease liabilities as of June 30, 2024 were as follows:
2024	$154
2025	310
2026	144
Total lease payments	608
Less: imputed interest	(47)
Present value of operating lease liabilities	$561
Other information:
Cash paid for operating leases for the six months ended June 30, 2024	$148
Cash paid for operating leases for the six months ended June 30, 2023	$144
Remaining lease term - operating leases (in years)	2.00
Average discount rate - operating leases	8.0%
Future maturities of operating lease liabilities as of December 31, 2023 were as follows:
2024	302
2025	310
2026	144
Total lease payments	756
Less: imputed interest	(72)
Present value of operating lease liabilities	$684
Other information:
Cash paid for operating leases for the year ended December 31, 2023	$293
Cash paid for operating leases for the year ended December 31, 2022	$284
Remaining lease term - operating leases (in years)	2.50
Average discount rate - operating leases	8.0%